Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, General and Administrative expenses
Depreciation and amortization	R$ (279,522)	R$ (245,138)	R$ (218,093)
Total	(444,281)	(348,540)	(440,668)
Selling, General and Administrative expenses
Selling, General and Administrative expenses
Personnel expenses and social charges	(187,329)	(160,309)	(222,367)
Technical support	(99,229)	(63,517)	(45,301)
Depreciation and amortization	(78,800)	(66,695)	(59,542)
Advertising	(33,049)	(23,640)	(50,745)
Provisions net of reversal	(16,096)	(15,754)	(14,927)
Technology and systems	(5,378)	(2,844)	(10,284)
Facilities and materials	(3,565)	(3,304)	(8,267)
Communications	(1,159)	(1,273)	(4,424)
Surveillance and cash transport services	(497)	(410)	(336)
Taxes except income tax	(271)	(335)	(257)
Other administrative expenses	R$ (18,908)	R$ (10,459)	R$ (24,218)